Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Federal Home Loan Bank Advances

At December 31, 2012 and 2011, advances from the FHLB, along with their rate and maturity date, consist of the following:

Advance Amount at		Interest Rate	Final Maturity
December 31,
2012	2011
10,000,000	10,000,000	3.66	June 17, 2013
15,000,000	15,000,000	3.07	June 24, 2013
10,000,000	10,000,000	3.24	July 16, 2013
10,000,000	10,000,000	3.66	July 16, 2013
3,500,000	3,500,000	4.67	December 16, 2014
20,000,000	20,000,000	2.53	January 09, 2018

$68,500,000	$68,500,000

Scheduled Payments for Next Five Years	The scheduled payments for the next five years are as follows:

Year Due	Payment
2013	45,000,000
2014	3,500,000
2015	—
2016	—
2017	—
Thereafter	20,000,000

$68,500,000